Events After Reporting Period (Details) $ in Millions		5 Months Ended
	Jul. 26, 2018 USD ($) instalment	Dec. 31, 2018 USD ($)
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Disclosure of detailed information about business combination [line items]
Share buyback programme authorized		$ 5,000
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Disclosure of detailed information about business combination [line items]
Share buyback programme authorized		6,000
Petrohawk Energy Corporation
Disclosure of detailed information about business combination [line items]
Percentage of issued share capital acquired	100.00%
Total consideration	$ 10,500
Cash paid for business combination	5,250
Deferred cash consideration	$ 5,250
Number of instalments payable over 6 months (instalment) | instalment	6
Deferred cash consideration, period	6 months
Upstream | Bottom of range
Disclosure of detailed information about business combination [line items]
Divestments from segments		5,000
Upstream | Top of range
Disclosure of detailed information about business combination [line items]
Divestments from segments		$ 6,000